Deferred charges and leasehold improvements	6 Months Ended
Jun. 30, 2022
Deferred Charges And Leasehold Improvements
Deferred charges and leasehold improvements

5.       Deferred charges and leasehold improvements

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $35,949 and $27,344, at June 30, 2022 and December 31, 2021, respectively. Leasehold improvements for the six suezmaxes Eurochampion 2004, Euronike, Archangel, Alaska, Arctic, Antarctic and the aframax tanker Sakura Princess amounted to $9,117 and $6,953 at June 30, 2022 and December 31, 2021, respectively. Amortization of deferred dry-docking costs and of leasehold improvements is included in depreciation and amortization in the accompanying consolidated statements of comprehensive income (loss).